Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000792359
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vvit
Document Creation Date	dei_DocumentCreationDate	Sep. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 07, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
VIRTUS GROWTH & INCOME SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Growth & Income Series
Supplement [Text Block]	vvit_SupplementTextBlock

Virtus Growth & Income Series,

a series of Virtus Variable Insurance Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated April 29, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 7, 2016, Rampart Investment Management Company, LLC (“Rampart”) became the subadviser to Virtus Growth & Income Series. Effective September 7, 2016, Euclid Advisors LLC “(Euclid), currently the subadviser for the Series, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the Series, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the Series’ prospectuses. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the Series’ investment adviser. Rampart will serve under an interim subadvisory agreement until such time as the fund’s standard subadvisory agreement is implemented, not to exceed 150 days.

Additionally, effective October 11, 2016, Virtus Growth & Income Series name will be changed to Virtus Enhanced Core Equity Series. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Enhanced Core Equity Series.

Additional disclosure changes resulting from the subadviser change are described below and are effective September 7, 2016.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The Series seeks to achieve its investment objective by investing in ETFs, and/or securities representing the following sectors of the S&P 500® Index: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The Series will also invest in exchange-traded funds ("ETFs") representing market segments that include low volatility and high beta securities. Allocations are based on a proprietary rules-based momentum model that looks to overweight those sectors and market segments that experienced stronger recent relative-performance.

An options strategy is employed for the purpose of seeking to generate additional income. The strategy utilizes index-based, out-of-the-money put and call credit spreads. The strategy is driven by implied volatility, as measured by the CBOE Volatility Index® (VIX®), and seeks to exploit pricing inefficiencies in the S&P 500® Index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Derivatives Risk. The risk that the Series will incur a loss greater than the Series’ investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>	Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

>	Fund of Funds Risk. The risk that the Series’ performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the Series’ investment in such other funds will cost shareholders more than direct investments would have cost.

>	Portfolio Turnover Risk. The risk that the Series’ principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>	Sector Focused Investing Risk. The risk that events negatively affecting a particular market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly.